Financial Assets - Summary of Accrued Investment Income (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Current	¥ 47,834	¥ 44,789
Non-current	568	5,852
Accrued investment income	48,402	50,641
Bank deposits [member]
Disclosure of financial assets [line items]
Accrued investment income	19,805	24,942
Debt securities [member]
Disclosure of financial assets [line items]
Accrued investment income	23,486	21,423
Other assets [member]
Disclosure of financial assets [line items]
Accrued investment income	¥ 5,111	¥ 4,276